Fair Value Measurements (Schedule Of Unrealized Gains Losses Related To Available-For-Sale Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Total Unrealized Losses	$ 0		$ (1)
Amount primarily related to deferred taxes on appreciation of investment value	313		240
Other investments	84
Cash And Cash Equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	38		21
Total Fair Value	38	[1]	21	[1]
U.S. Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	246		331
Total Unrealized Gains	811		618
Total Unrealized Losses	0		0
Total Fair Value	1,057	[1]	949	[1]
Non-U.S. Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	215		199
Total Unrealized Gains	242		181
Total Fair Value	457	[1]	379	[1]
U.S. Government And Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	870		723
Total Unrealized Gains	51		97
Total Unrealized Losses	(5)		0
Total Fair Value	916	[1]	820	[1]
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	24		56
Total Unrealized Gains	2		4
Total Unrealized Losses	(1)		(1)
Total Fair Value	25	[1]	59	[1]
Other Fixed-Income Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	163		168
Total Unrealized Gains	1		5
Total Unrealized Losses	(2)		0
Total Fair Value	162	[1]	173	[1]
Securities (Assets) [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,569		1,498	[2],[3],[4]
Total Unrealized Gains	1,178		905	[4]
Total Unrealized Losses	(8)		(2)	[4]
Total Fair Value	2,739	[1]	2,401	[1],[4]
Other securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13
Total Unrealized Gains	71
Total Unrealized Losses	0
Total Fair Value	84
Nuclear Decommissioning Trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,556
Total Unrealized Gains	1,107
Total Unrealized Losses	(8)
Total Fair Value	$ 2,655

[1]	Excludes $313 million and $240 million at December 31, 2013 and December 31, 2012, respectively, primarily related to deferred taxes on appreciation of investment value.
[2]	Represents the cumulative differences between amounts recognized for ratemaking purposes and amounts recognized in accordance with GAAP and also includes amounts that otherwise would be recorded to accumulated other comprehensive loss in the Consolidated Balance Sheets. (See Note 11 below.)
[3]	The Utility expects to continuously recover pension benefits.
[4]	Represents amounts before deducting $313 million and $240 million at December 31, 2013 and 2012, respectively, primarily related to deferred taxes on appreciation of investment value.